FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Communication Services - 2.0%
Broadcasting - 2.0%
Nexstar Media Group, Inc.	13,902	$2,404,351

Consumer Discretionary - 11.5%
Consumer Electronics - 1.9%
Garmin Ltd.	11,353	2,369,598
		$–
Home Improvement Retail - 2.0%
Home Depot, Inc.	6,696	2,455,021

Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	12,162	1,986,906
		$–
Other Specialty Retail - 4.0%
Dick's Sporting Goods, Inc.	12,395	2,451,855
Tractor Supply Co.	46,422	2,449,689
		4,901,544
Specialized Consumer Services - 2.0%
H&R Block, Inc.	44,937	2,466,592
Total Consumer Discretionary		14,179,661

Consumer Staples - 9.3%
Agricultural Products & Services - 1.9%
Ingredion, Inc.	17,400	2,359,788
		$–
Brewers - 1.6%
Molson Coors Beverage Co. - Class B	40,064	1,926,678

Food Retail - 2.3%
Kroger Co.	40,248	2,886,989
		$–
Packaged Foods & Meats - 3.5%
Hershey Co.	13,090	2,172,286
Mondelez International, Inc. - Class A	32,392	2,184,516
		4,356,802
Total Consumer Staples		11,530,257

Energy - 12.7%
Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	23,512	2,534,594
		$–

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.0%
Canadian Natural Resources Ltd.	75,264	$2,363,289
EOG Resources, Inc.	21,865	2,615,273
		4,978,562
Oil & Gas Refining & Marketing - 1.8%
Marathon Petroleum Corp.	13,137	2,182,187

Oil & Gas Storage & Transportation - 4.8%
Energy Transfer LP	167,719	3,040,745
Enterprise Products Partners LP	93,085	2,886,566
		5,927,311
Total Energy		15,622,654

Financials - 18.4%
Diversified Banks - 2.9%
JPMorgan Chase & Co.	12,469	3,614,888

Diversified Financial Services - 2.1%
Voya Financial, Inc.	36,336	2,579,856
		$–
Investment Banking & Brokerage - 2.6%
Morgan Stanley	22,386	3,153,292

Property & Casualty Insurance - 8.7%
Cincinnati Financial Corp.	18,747	2,791,803
Fidelity National Financial, Inc.	42,188	2,365,059
Progressive Corp.	11,051	2,949,070
Travelers Cos., Inc.	10,053	2,689,580
		10,795,512
Regional Banks - 2.1%
Bank OZK	55,982	2,634,513
Total Financials		22,778,061

Health Care - 9.2%
Biotechnology - 1.8%
Amgen, Inc.	8,125	2,268,581

Health Care Services - 2.1%
Cigna Group	7,760	2,565,301
		$–
Pharmaceuticals - 5.3%
Merck & Co., Inc.	25,516	2,019,846
Novartis AG - ADR	21,428	2,593,002

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Pharmaceuticals - 5.3% (CONTINUED)
Novo Nordisk AS - ADR	27,180	$1,875,964
		6,488,812
Total Health Care		11,322,694

Industrials - 10.1%
Agricultural & Farm Machinery - 2.4%
Deere & Co.	5,762	2,929,919
		$–
Building Products - 1.5%
Owens Corning	13,352	1,836,167

Environmental & Facilities Services - 2.4%
Republic Services, Inc.	12,206	3,010,122
		$–
Industrial Machinery & Supplies & Components - 2.0%
Mueller Industries, Inc.	30,738	2,442,749

Trading Companies & Distributors - 1.8%
Watsco, Inc.	5,099	2,251,820
Total Industrials		12,470,777

Information Technology - 14.1%
IT Consulting & Other Services - 1.9%
Accenture PLC - Class A	8,014	2,395,305

Semiconductor Materials & Equipment - 4.8%
ASML Holding NV	3,270	2,620,546
KLA Corp.	3,711	3,324,091
		5,944,637
Semiconductors - 5.1%
Broadcom, Inc.	13,394	3,692,056
Qualcomm, Inc.	16,201	2,580,171
		6,272,227
Systems Software - 2.3%
Microsoft Corp.	5,686	2,828,273
Total Information Technology		17,440,442

Materials - 4.2%
Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	25,809	2,374,428

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Gold - 2.3%
Agnico Eagle Mines Ltd.	23,236	$2,763,457
Total Materials		5,137,885

Utilities - 1.5%
Electric Utilities - 1.5%
Edison International	36,641	1,890,676
TOTAL COMMON STOCKS (Cost $93,318,859)		114,777,458

REAL ESTATE INVESTMENT TRUSTS - 6.9%
Real Estate - 6.9%
Hotel & Resort REITs - 1.6%
Ryman Hospitality Properties, Inc.	19,862	1,959,783

Industrial REITs - 1.6%
Prologis, Inc.	18,922	1,989,081
		$–
Other Specialized REITs - 3.7%
Lamar Advertising Co. - Class A	20,064	2,434,967
VICI Properties, Inc.	65,356	2,130,606
		4,565,573
Total Real Estate		8,514,437
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,568,584)		8,514,437

SHORT-TERM INVESTMENTS - 0.0%(a)
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 4.25% (b)	25,449	25,449
TOTAL SHORT-TERM INVESTMENTS (Cost $25,449)		25,449

TOTAL INVESTMENTS - 99.9% (Cost $101,912,892)		$123,317,344
Other Assets in Excess of Liabilities - 0.1%		166,550
TOTAL NET ASSETS - 100.0%		$123,483,894

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FREEDOM DAY DIVIDEND ETF

Summary of Fair Value Disclosures as of June 30, 2025 (Unaudited)

Freedom Day Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$114,777,458	$—	$—	$114,777,458
Real Estate Investment Trusts	8,514,437	—	—	8,514,437
Money Market Funds	25,449	—	—	25,449
Total Investments	$123,317,344	$—	$—	$123,317,344

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.